Statement of Change in Net Asset Available for Benefit (Statement) - Disney Savings and Investment Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Changes in Net Assets [Abstract]
Net investment income	$ 1,866,185
Interest income on notes receivable from participants	6,415
Contributions:
Increase from Participant Contribution	688,895
Increase from Employer Contribution	118,566
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	807,461
Deductions from net assets attributed to:
Benefits paid to participants	(1,029,273)
Administrative expenses	(1,501)
EBP, Change in Net Asset Available for Benefit, Decrease	(1,030,774)
Increase in net assets	$ 1,649,287